VARIABLE INTEREST ENTITIES ("VIEs")	6 Months Ended
Jun. 30, 2025
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES ("VIEs")	VARIABLE INTEREST ENTITIES (“VIEs”)
Lessor VIEs

From April 2022, we leased two vessels (Kool Ice and Kool Kelvin) from lessor VIEs as part of sale and leaseback agreements with ICBC Finance Leasing Co. Ltd. (“ICBCL”) entities and equity attributable to ICBCL in lessor VIEs was included in non-controlling interests in our consolidated statements of operations and statements of changes in equity within the consolidated balance sheets.

On November 14, 2024, the Company exercised its options to repurchase Kool Ice and Kool Kelvin for a total purchase price of $148.4 million. After exercising the repurchase options, the Company no longer has a controlling financial interest in the lessor SPVs, and therefore, upon closing of the repurchase options, the Company deconsolidated the lessor SPVs from its consolidated financial statements. As a result, the equity attributable to ICBCL in lessor SPVs, included within non-controlling interests on our consolidated balance sheets and consolidated statements of changes in equity, was deconsolidated. There was no gain or loss recognized from exiting this financing arrangement.